EQUITY	12 Months Ended
Dec. 31, 2013
EQUITY [Text Block]

16.     EQUITY

(a) Issuance of new shares

On February 8, 2011, the Company issued 125,000 shares of common stock to eligible employees under the Company’s 2007 Equity Incentive Plan (see (c) below).

On May 3, 2011, upon achievement of 2010 earn out targets, the Company issued 165,289 shares of common stock valued at $1.7 million in connection with the acquisition of ISIOT.

On August 16, 2011, the Company issued a total of 925,926 shares of the Company’s common stock at a conversion price of $5.4 per share upon conversion of the $5 million shareholder’s loan.

On August 30, 2011, the Company waived the requirement for earn out targets by ISIOT for fiscal years 2011 and 2012 and issued 344,353 shares of the Company’s common stock valued at $964,000 in connection with the acquisition of ISIOT.

(b) Repurchase of common shares

On September 16, 2011, the Company announced a $5 million share repurchase program. The amount, timing and extent of any repurchases were dependent on market conditions, the trading price of the Company’s common stock and other factors and it was subject to restrictions relating to volume, price and timing under applicable law, including Rule 10 b- 18 promulgated under the Securities Exchange Act of 1934, as amended.

On March 15, 2012, the Company announced that its Board of Directors approved the termination of the share repurchase plan. At the same time, the Company chairman and CEO, Mr. Lin, entered into a new $2 million purchase plan. Mr. Lin also agreed to purchase 1,084,895 shares in a private transaction outside the purchase plan at a purchase price per share of $1.20.

Before the termination of repurchase plan, during years ended December 31, 2012 and 2011, a net total of 223,604 and 357,627 shares of the Company’s common stock were repurchased in accordance with the program at a cost of $315,577 and $684,046, respectively.

On October 4, 2013, the Company announced a $9 million share repurchase program.

Repurchases may be in open-market transactions or through privately negotiated transactions. The timing and extent of any purchases will depend upon market conditions, the trading price of the Company’s ordinary shares and other factors, and are subject to the restrictions relating to volume, price and timing under applicable laws, including but not limited to, Rule 10 b- 18 promulgated under the Securities Exchange Act of 1934, as amended. The Company’s Board of Directors will review the share repurchase program periodically, and may authorize adjustment of its terms and size accordingly. During year ended December 31, 2013, a total 641,080 shares of the Company’s common stock were repurchased in accordance with the program at a cost of $3.8 million, of which $3.0 million was paid in cash and $0.8 million is recorded within other payables as of December 31, 2013.

(c) Stock-based compensation

Effective September 13, 2007, the Board of Directors of the Company adopted the China Information Technology, Inc. 2007 Equity Incentive Plan (the “Plan”). The Plan provides for grants of stock options, stock appreciation rights, performance units, restricted stock, restricted stock units and performance shares. This plan expired on September 13, 2012.

On September 25, 2010, the Company granted eligible employees a total of 125,000 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $1.13 million based on the quoted market price was recognized as stock-based compensation for the year ended December 31, 2010.

On February 8, 2011, the Company granted eligible employees a total of 125,000 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $1.10 million, based on the quoted market price, was accrued as of December 31, 2010 as the compensation was for services provided in 2010.

On September 11, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan, or the 2013 Plan, pursuant to which the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the shares issuable under the 2013 Plan. As of December 31, 2013, we have issued 3 million shares of restricted stock to our officers and employees under the 2013 Plan.

On November 15, 2013, the Company granted eligible employees a total of 3,000,000 shares of the Company’s common stock as compensation under the 2013 Equity Incentive Plan. The fair value of these shares was approximately $15.90 million at the date of the grant, based on the quoted market price of the Company’s common stock. The employees paid the Company $9 million in cash resulting in $6.90 million being recorded as the compensation for services provided in 2013.

For the purpose of acquiring the shares from the Company, certain employees have entered into loan contracts with local banks. The Company has agreed to guarantee the employee's repayment of these bank loans in the event of a default. Of the 3,000,000 shares issued to employees, a total of 725,000 shares were purchased from the Company using proceeds from these guaranteed bank loans. None of the bank loans are in default as of December 31, 2013 or the date of this report. However, as a result of the guarantee, the Company has classified $2.175 million of the total proceeds received as temporary equity in the accompanying balance sheet. Amounts will be reclassified to permanent equity at such time that the employee repays the bank loan and the Company's guarantee is legally relinquished.